Obligations under Guarantees and Other Off-Balance Sheet Instruments (Narrative) (Details)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Other off-balance sheet instruments, Lending-related commitments, including commitments to extend credit and commercial letters of credit [Member]
Guarantees which are participated out to third parties	¥ 147,300,000,000	¥ 195,700,000,000
Contractual maturities in years of which guarantees of housing loans are mainly comprised	over 5
Contract amount of guarantee for the repayment of principal of trust products, including certain jointly operated designated money in trust and loan trusts		1,104,000,000,000
Liabilities in the segregated records of trust accounts including the amounts related to liabilities with provisions limiting trustee responsibility	4,931,000,000,000	4,326,000,000,000
Carrying amounts of the liabilities related to guarantees and similar instruments	1,904,425,000,000	1,171,417,000,000
Allowance for off-balance sheet instruments	¥ 38,582,000,000	¥ 41,991,000,000
Commitments which expire within one year, in percentage			74.00%
Commitments which expire from one year to five years, in percentage			25.00%
Commitments which expire after five years, in percentage			1.00%